Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 30, 2016
Registrant Name	dei_EntityRegistrantName	Cavanal Hill Funds
Central Index Key	dei_EntityCentralIndexKey	0000864508
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	chf
Document Creation Date	dei_DocumentCreationDate	May 19, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 19, 2017
Prospectus Date	rr_ProspectusDate	May 19, 2017
Cavanal Hill Funds' Prospectus
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	chf_SupplementTextBlock

CAVANAL HILL FUNDS

Supplement dated May 19, 2017
to the
Cavanal Hill Funds’ Prospectus and Summary Prospectuses,
each dated December 30, 2016

Effective May 19, 2017, the information in the Summary Prospectus and the Prospectus for each of the Cavanal Hill Funds shall be revised as set forth below.

●	Beneath the caption, “Fees and Expenses of the Fund,” add the following to the end of the disclosure:

An investor transacting in Institutional Shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, may be required to pay a commission to a broker or other financial intermediary for effecting such transactions on an agency basis. Such commissions are not reflected in the tables or the example below. Shares of the Fund are available in other share classes that have different fees and expenses.

●	In the table beneath the caption “Purchase and Sale of Fund Shares” and in the table beneath the caption “Opening an Account and Buying Shares” the Initial Purchase amount of $100,000 shown for Institutional Shares shall be reduced to $1,000 and there shall be no Additional Purchase minimum requirement. A footnote shall be added to the table beneath the caption “Opening an Account and Buying Shares,” as shown in the table below.

The following initial and additional purchase requirements apply to the Funds*:

	Initial Purchase	Additional Purchases
Bond and Equity Funds
A Shares	None	None
C Shares	None	None
Investor Shares	$100	None
Institutional Shares**	$1,000	None
Money Market Funds
Administrative	$1,000	None
Service	$10,000	None
Institutional**	$1,000	None

Select	$1,000,000	None
Premier–Available only to certain BOK Financial Securities, Inc. customers.	$1,000	None

*	In certain circumstances approved by the Fund’s Board of Trustees, these minimums may be waived or lowered at the Fund’s discretion. Initial and additional purchase requirements are automatically waived for purchases in an account belonging to an employee of BOKF, NA, or its affiliates. With the exception of the Institutional Share Class, each Share Class offers an Auto Invest Plan, for which the minimum initial investment is $100 and the minimum for subsequent investments is $50. Please refer to the section titled “Additional Investor Services.”

●	Investors may purchase shares of the each of the Funds, other than the A Shares of the Bond and Equity Funds, at the net asset value without a sales charge.

●	Shares may be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

●	Each Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders.

**Institutional Class shares are offered to individual and institutional investors through brokers and other financial intermediaries having contractual arrangements with the Distributor.

●	Beneath the caption, “Payments to Broker-Dealers and Other Financial Intermediaries,” add the following to the end of the disclosure:

In addition, if you purchase shares that do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution from a broker or other financial intermediary on an acting agency basis, you may be required to pay a commission in an amount charged and separately disclosed to you by such party.

Effective May 19, 2017, the information in the Prospectus for the Cavanal Hill Funds shall be revised as set forth below.

●	Beneath the caption, “Distribution/Service (12b-1) Fees,” add the following after the sentence that reads, “The Institutional and Select Shares do not have a distribution fee”:

However, an investor purchasing Institutional Shares through a broker or other financial intermediary, may be required to pay a commission in an amount charged and separately disclosed to you by such party. Shares of the Funds are available in other share classes that have different fees and expenses.

●	Beneath the caption, “Distribution and Shareholder Servicing Arrangements – Revenue Sharing,” add the following to the end of the section:

Commissions. If you purchase shares that do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution from a broker or other financial intermediary acting on an agency basis, you may be required to pay a commission in an amount charged and separately disclosed to you by such party.

Because the Funds do not charge the fees and are not parties to any such commission arrangement between you and your broker or other financial intermediary, any purchases and redemptions will be made at the applicable NAV (before imposition of the commission) and are not reflected in the “Fees and Expenses of the Fund” section of the Funds’ Prospectus.

●	Beneath the caption, “Exchanging Shares,” delete the words “Institutional Shares” from the sentence that reads, “The Funds reserve the right to redeem Institutional Shares in the event that a shareholder no longer meets the minimum investment requirements.”

All other information contained in the Prospectus remains unchanged.

Supplement Closing [Text Block]	chf_SupplementClosingTextBlock	SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.